TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER PAYABLES
Schedule of trade and other payables

	2018	2017
	$ million	$ million
Trade and other payables due within one year
Trade and other payables	854	873
Derivatives – forward foreign exchange, currency swaps and interest rate contracts	25	48
Acquisition consideration	78	36
	957	957
Other payables due after one year
Acquisition consideration	49	124
Other payables	4	4
	53	128